Quarterly Holdings Report
for
Fidelity® International Small Cap Fund
July 31, 2025
ISC-NPRT3-0925
1.804839.121
Common Stocks - 96.0%
	Shares	Value ($)
AUSTRALIA - 3.6%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Amotiv Ltd	3,180,629	17,901,484
Consumer Staples - 0.4%
Food Products - 0.4%
Inghams Group Ltd	8,697,068	19,263,791
Financials - 1.1%
Insurance - 1.1%
AUB Group Ltd	1,324,431	28,768,334
nib holdings Ltd/Australia	5,191,035	24,645,803
		53,414,137
Materials - 1.1%
Metals & Mining - 1.1%
Deterra Royalties Ltd	9,100,000	24,096,533
Imdex Ltd	15,235,985	29,585,239
		53,681,772
Real Estate - 0.7%
Real Estate Management & Development - 0.4%
Servcorp Ltd (a)	5,631,227	21,355,338
Specialized REITs - 0.3%
National Storage REIT unit	10,281,996	15,766,008
TOTAL REAL ESTATE		37,121,346

TOTAL AUSTRALIA		181,382,530
AUSTRIA - 2.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Eurotelesites AG (b)	2,504,800	14,692,576
Telekom Austria AG	3,160,400	33,541,831
		48,234,407
Industrials - 0.9%
Construction & Engineering - 0.9%
Strabag SE	470,097	44,205,515
Materials - 1.0%
Construction Materials - 0.6%
Wienerberger AG	946,000	31,869,060
Containers & Packaging - 0.4%
Mayr Melnhof Karton AG	249,700	21,343,327
TOTAL MATERIALS		53,212,387

TOTAL AUSTRIA		145,652,309
BELGIUM - 0.9%
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fagron	1,533,766	38,069,760
Information Technology - 0.1%
IT Services - 0.1%
Econocom Group SA/NV	4,274,795	8,995,762
TOTAL BELGIUM		47,065,522
BRAZIL - 0.9%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
Afya Ltd Class A	1,560,200	21,374,740
Health Care - 0.5%
Pharmaceuticals - 0.5%
Hypera SA	5,722,400	26,274,058
TOTAL BRAZIL		47,648,798
CANADA - 4.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Quebecor Inc Multiple Voting Shares	612,800	17,557,852
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 0.7%
North West Co Inc/The	1,044,900	35,865,650
Food Products - 1.0%
Lassonde Industries Inc Class A	290,699	45,054,569
TOTAL CONSUMER STAPLES		80,920,219

Energy - 0.6%
Energy Equipment & Services - 0.2%
Total Energy Services Inc	962,500	8,085,667
Oil, Gas & Consumable Fuels - 0.4%
Parkland Corp	707,400	19,967,100
TOTAL ENERGY		28,052,767

Financials - 0.2%
Financial Services - 0.2%
ECN Capital Corp	5,364,300	11,769,249
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Richelieu Hardware Ltd	298,200	7,461,456
Information Technology - 0.4%
Software - 0.4%
Open Text Corp	755,296	22,229,338
Materials - 0.5%
Containers & Packaging - 0.5%
CCL Industries Inc Class B	443,900	24,812,395
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Genesis Land Development Corp (a)	4,888,699	11,466,709
TOTAL CANADA		204,269,985
CHINA - 4.7%
Consumer Discretionary - 0.4%
Automobile Components - 0.3%
Weifu High-Technology Group Co Ltd B Shares	8,579,471	13,956,503
Textiles, Apparel & Luxury Goods - 0.1%
Best Pacific International Holdings Ltd (c)	22,158,900	8,127,828
TOTAL CONSUMER DISCRETIONARY		22,084,331

Financials - 0.6%
Financial Services - 0.6%
Far East Horizon Ltd	28,280,000	28,589,819
Health Care - 1.7%
Health Care Equipment & Supplies - 0.6%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	35,000,000	30,779,319
Health Care Providers & Services - 0.3%
Sinopharm Group Co Ltd H Shares	7,144,800	17,173,446
Pharmaceuticals - 0.8%
Consun Pharmaceutical Group Ltd	22,500,000	39,465,297
TOTAL HEALTH CARE		87,418,062

Industrials - 1.6%
Machinery - 0.9%
Impro Precision Industries Ltd/China (c)(d)	28,391,300	10,948,864
Precision Tsugami China Corp Ltd (c)	7,224,453	19,676,205
Yangzijiang Shipbuildling (Holdings) Ltd	8,000,000	15,691,432
		46,316,501
Transportation Infrastructure - 0.7%
Qingdao Port International Co Ltd H Shares (c)(d)	40,373,000	33,564,447
TOTAL INDUSTRIALS		79,880,948

Materials - 0.4%
Containers & Packaging - 0.4%
Shenzhen YUTO Packaging Technology Co Ltd A Shares (China)	5,606,766	18,402,021
TOTAL CHINA		236,375,181
FINLAND - 0.9%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Tokmanni Group Corp (e)	1,195,500	11,712,555
Materials - 0.7%
Containers & Packaging - 0.7%
Huhtamaki Oyj	963,100	33,236,473
TOTAL FINLAND		44,949,028
FRANCE - 2.7%
Communication Services - 0.4%
Media - 0.4%
IPSOS SA	441,200	19,888,149
Energy - 0.7%
Energy Equipment & Services - 0.7%
Vallourec SACA	1,839,400	34,394,135
Industrials - 0.7%
Trading Companies & Distributors - 0.7%
Thermador Groupe	404,966	37,803,641
Real Estate - 0.9%
Industrial REITs - 0.5%
ARGAN SA	337,200	25,359,153
Residential REITs - 0.4%
Altarea SCA	157,557	19,490,759
TOTAL REAL ESTATE		44,849,912

TOTAL FRANCE		136,935,837
GERMANY - 2.3%
Financials - 0.5%
Insurance - 0.5%
Talanx AG	191,467	25,477,350
Industrials - 1.8%
Aerospace & Defense - 0.8%
Rheinmetall AG	21,225	42,014,853
Commercial Services & Supplies - 0.0%
Takkt AG	349,831	2,151,834
Machinery - 1.0%
JOST Werke SE (c)(d)	437,020	25,784,198
Norma Group SE	623,692	11,089,179
Stabilus SE	372,000	10,719,291
		47,592,668
TOTAL INDUSTRIALS		91,759,355

TOTAL GERMANY		117,236,705
GREECE - 1.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
OPAP SA	989,300	22,195,926
Industrials - 1.5%
Industrial Conglomerates - 0.9%
Metlen Energy & Metals SA	801,416	44,247,185
Transportation Infrastructure - 0.6%
Athens International Airport SA	2,498,200	28,509,458
TOTAL INDUSTRIALS		72,756,643

TOTAL GREECE		94,952,569
HONG KONG - 1.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.5%
HKT Trust & HKT Ltd unit	16,166,000	25,454,618
Media - 0.4%
Pico Far East Holdings Ltd	61,300,071	19,973,889
TOTAL COMMUNICATION SERVICES		45,428,507

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Magnificent Hotel Investment Ltd (b)	316,412,000	2,944,678
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (c)(d)	22,648,500	22,674,282
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (b)(f)	436,800	1
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Sino Land Co Ltd	13,064,375	15,059,299
TOTAL HONG KONG		86,106,767
HUNGARY - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Richter Gedeon Nyrt	1,497,000	44,933,105
INDIA - 1.6%
Financials - 1.1%
Banks - 0.2%
IndusInd Bank Ltd (b)	1,084,400	9,846,785
Consumer Finance - 0.9%
Shriram Finance Ltd	6,080,260	43,584,831
TOTAL FINANCIALS		53,431,616

Real Estate - 0.5%
Office REITs - 0.5%
Embassy Office Parks REIT	5,935,400	26,784,122
TOTAL INDIA		80,215,738
INDONESIA - 1.2%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Selamat Sempurna Tbk PT	197,940,200	23,840,236
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Sumber Alfaria Trijaya Tbk PT	125,000,000	17,568,960
Financials - 0.3%
Banks - 0.3%
Bank Syariah Indonesia Tbk PT	105,000,000	17,333,977
TOTAL INDONESIA		58,743,173
IRELAND - 1.0%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Dalata Hotel Group PLC	3,766,409	27,422,682
Industrials - 0.1%
Machinery - 0.1%
Mincon Group Plc (a)	13,529,844	5,712,895
Real Estate - 0.4%
Residential REITs - 0.4%
Irish Residential Properties Reit PLC	16,285,700	18,139,195
TOTAL IRELAND		51,274,772
ITALY - 3.5%
Consumer Discretionary - 0.8%
Automobile Components - 0.4%
Pirelli & C SpA (c)(d)	2,750,000	18,578,736
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	811,200	21,884,528
TOTAL CONSUMER DISCRETIONARY		40,463,264

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
MARR SpA	985,827	11,565,265
Financials - 1.5%
Capital Markets - 0.5%
Banca Generali SpA	459,300	25,704,471
Financial Services - 1.0%
Banca Mediolanum SpA	1,000,000	17,688,600
BFF Bank SpA (b)(c)(d)	2,405,056	28,626,699
		46,315,299
TOTAL FINANCIALS		72,019,770

Health Care - 0.6%
Pharmaceuticals - 0.6%
Recordati Industria Chimica e Farmaceutica SpA	571,211	32,854,046
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Sesa SpA (e)	253,400	19,172,639
TOTAL ITALY		176,074,984
JAPAN - 24.2%
Communication Services - 0.4%
Entertainment - 0.4%
Capcom Co Ltd	805,900	20,514,775
Consumer Discretionary - 3.0%
Automobiles - 0.5%
Isuzu Motors Ltd	1,833,300	23,495,597
Broadline Retail - 0.0%
ASKUL Corp	374,978	3,745,210
Distributors - 1.1%
Central Automotive Products Ltd	1,872,300	23,906,755
PALTAC Corp	1,122,300	32,116,871
		56,023,626
Leisure Products - 0.3%
Roland Corp	769,800	16,090,076
Specialty Retail - 1.1%
ABC-Mart Inc	1,500,000	28,070,066
ARCLANDS CORP	2,194,589	25,339,284
		53,409,350
TOTAL CONSUMER DISCRETIONARY		152,763,859

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.6%
Tsuruha Holdings Inc (e)	402,400	29,618,505
Food Products - 0.3%
S Foods Inc	886,623	15,610,000
TOTAL CONSUMER STAPLES		45,228,505

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Itochu Enex Co Ltd	991,000	13,305,090
San-Ai Obbli Co Ltd	2,034,900	27,430,076
		40,735,166
Financials - 1.9%
Banks - 1.9%
Hachijuni Bank Ltd/The	2,820,389	25,374,066
Hokuhoku Financial Group Inc	1,769,400	37,374,064
Kyoto Financial Group Inc (e)	1,846,900	33,411,787
		96,159,917
Health Care - 1.2%
Health Care Providers & Services - 1.2%
As One Corp	1,719,100	27,015,228
Ship Healthcare Holdings Inc	2,284,800	31,882,503
		58,897,731
Industrials - 8.2%
Commercial Services & Supplies - 0.3%
Prestige International Inc	3,568,700	15,526,211
Electrical Equipment - 0.7%
Fuji Electric Co Ltd	715,400	35,568,417
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	100,000	26,885,880
Machinery - 1.8%
Ebara Corp	2,538,600	46,356,947
Kawasaki Heavy Industries Ltd	600,000	43,819,833
		90,176,780
Professional Services - 3.0%
BayCurrent Inc	984,700	56,541,520
Funai Soken Holdings Inc	1,552,300	24,433,521
MEITEC Group Holdings Inc	1,123,100	23,492,562
Persol Holdings Co Ltd	13,000,500	24,849,791
TKC Corp	632,000	18,984,055
		148,301,449
Trading Companies & Distributors - 1.1%
Inaba Denki Sangyo Co Ltd	1,432,300	37,561,326
Mitani Corp	1,302,442	19,080,716
		56,642,042
Transportation Infrastructure - 0.8%
Kamigumi Co Ltd	1,467,600	41,244,661
TOTAL INDUSTRIALS		414,345,440

Information Technology - 5.4%
Electronic Equipment, Instruments & Components - 1.7%
Amano Corp	746,850	20,839,909
Dexerials Corp	2,081,600	30,095,035
Maruwa Co Ltd/Aichi	120,300	36,260,543
		87,195,487
IT Services - 1.6%
Dentsu Soken Inc	460,000	20,204,634
NSD Co Ltd	1,421,900	34,009,158
TIS Inc	855,200	27,282,523
		81,496,315
Semiconductors & Semiconductor Equipment - 0.7%
Renesas Electronics Corp	2,940,200	35,761,838
Software - 1.4%
Justsystems Corp	606,900	15,283,624
Systena Corp	9,659,500	25,587,801
WingArc1st Inc	1,187,882	28,411,816
		69,283,241
TOTAL INFORMATION TECHNOLOGY		273,736,881

Materials - 1.6%
Chemicals - 1.6%
Kuraray Co Ltd	2,684,600	33,190,994
NOF Corp (e)	2,488,200	49,527,431
		82,718,425
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Starts Corp Inc	550,000	16,630,565
Utilities - 0.6%
Electric Utilities - 0.6%
Kansai Electric Power Co Inc/The	2,332,500	28,005,025
TOTAL JAPAN		1,229,736,289
KOREA (SOUTH) - 1.2%
Industrials - 0.7%
Electrical Equipment - 0.7%
Vitzrocell Co Ltd (a)	1,609,341	35,812,185
Materials - 0.5%
Chemicals - 0.5%
Soulbrain Co Ltd	161,800	27,271,790
TOTAL KOREA (SOUTH)		63,083,975
MEXICO - 3.3%
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.0%
Grupo Comercial Chedraui SA de CV	5,952,400	48,215,545
Food Products - 0.7%
Gruma SAB de CV Series B	2,212,800	38,243,377
TOTAL CONSUMER STAPLES		86,458,922

Financials - 1.2%
Capital Markets - 0.5%
Bolsa Mexicana de Valores SAB de CV	11,240,882	24,108,459
Insurance - 0.7%
Qualitas Controladora SAB de CV (e)	4,041,435	36,603,212
TOTAL FINANCIALS		60,711,671

Health Care - 0.4%
Pharmaceuticals - 0.4%
Genomma Lab Internacional SAB de CV (e)	17,240,361	19,940,878
TOTAL MEXICO		167,111,471
NETHERLANDS - 1.3%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Acomo NV	915,999	23,258,772
Financials - 0.3%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	283,041	18,508,266
Industrials - 0.5%
Professional Services - 0.5%
Arcadis NV	475,950	23,757,562
TOTAL NETHERLANDS		65,524,600
NORWAY - 1.9%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Europris ASA (c)(d)	5,267,900	49,577,478
Financials - 0.8%
Banks - 0.8%
SpareBank 1 SMN	2,053,400	38,260,804
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Selvaag Bolig ASA	2,186,000	7,823,227
TOTAL NORWAY		95,661,509
PERU - 0.5%
Financials - 0.5%
Banks - 0.5%
Intercorp Financial Services Inc (United States) (c)	683,100	24,632,586
PHILIPPINES - 1.3%
Consumer Staples - 0.9%
Food Products - 0.9%
Century Pacific Food Inc	69,526,800	43,867,361
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Robinsons Land Corp	91,729,000	22,812,676
TOTAL PHILIPPINES		66,680,037
ROMANIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Banca Transilvania SA	7,546,384	46,979,927
SINGAPORE - 1.7%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Hour Glass Ltd/The	15,272,380	23,477,049
Industrials - 0.7%
Construction & Engineering - 0.4%
Boustead Singapore Ltd	15,826,266	18,873,113
Professional Services - 0.3%
HRnetgroup Ltd (c)	34,654,100	18,660,131
TOTAL INDUSTRIALS		37,533,244

Real Estate - 0.5%
Industrial REITs - 0.5%
Mapletree Industrial Trust	16,650,531	25,956,504
TOTAL SINGAPORE		86,966,797
SOUTH AFRICA - 0.7%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Pepkor Holdings Ltd (c)(d)	22,117,500	33,255,929
SPAIN - 3.4%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
CIE Automotive SA	997,300	29,989,429
Consumer Staples - 0.5%
Food Products - 0.5%
Viscofan SA	340,595	23,321,221
Financials - 0.9%
Insurance - 0.9%
Grupo Catalana Occidente SA	857,122	47,831,419
Industrials - 1.4%
Air Freight & Logistics - 0.9%
Logista Integral SA	1,520,600	48,172,171
Commercial Services & Supplies - 0.5%
Prosegur Comp Securidad SA	8,217,481	24,382,252
TOTAL INDUSTRIALS		72,554,423

TOTAL SPAIN		173,696,492
SWEDEN - 2.0%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Haypp Group AB (b)	1,232,700	19,266,348
Industrials - 0.8%
Machinery - 0.6%
Beijer Alma AB B Shares	1,050,000	28,316,776
Trading Companies & Distributors - 0.2%
Alligo AB B Shares	1,372,997	14,726,837
TOTAL INDUSTRIALS		43,043,613

Materials - 0.8%
Chemicals - 0.2%
Hexpol AB B Shares	1,058,262	9,129,425
Metals & Mining - 0.6%
Granges AB	2,249,076	30,235,044
TOTAL MATERIALS		39,364,469

TOTAL SWEDEN		101,674,430
SWITZERLAND - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Anhui Heli Co Ltd A ELS (Ubs Ag Londn Branch Warrant Program) warrants 12/8/2025 (b)(d)	8,014,256	19,650,996
TAIWAN - 3.5%
Communication Services - 0.7%
Entertainment - 0.7%
International Games System Co Ltd	1,337,000	34,880,577
Industrials - 0.5%
Professional Services - 0.2%
Sporton International Inc	2,313,977	12,338,811
Trading Companies & Distributors - 0.3%
Lumax International Corp Ltd	4,537,292	14,669,285
TOTAL INDUSTRIALS		27,008,096

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Test Research Co Ltd	7,960,000	38,247,444
Tripod Technology Corp	5,125,000	47,592,386
Yageo Corp	1,185,149	20,778,023
		106,617,853
Materials - 0.2%
Chemicals - 0.2%
Yung Chi Paint & Varnish Manufacturing Co Ltd	3,312,000	8,306,430
TOTAL TAIWAN		176,812,956
THAILAND - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Star Petroleum Refining PCL	62,711,800	10,869,145
UNITED KINGDOM - 12.7%
Communication Services - 0.6%
Media - 0.6%
Informa PLC	2,777,133	31,842,283
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.3%
On the Beach Group PLC (c)(d)	3,700,080	13,193,579
Household Durables - 0.3%
Vistry Group PLC (b)	1,963,198	15,125,797
TOTAL CONSUMER DISCRETIONARY		28,319,376

Consumer Staples - 1.6%
Food Products - 1.6%
Cranswick PLC	508,900	35,687,383
Premier Foods PLC	18,032,500	45,914,590
		81,601,973
Energy - 0.6%
Energy Equipment & Services - 0.6%
Subsea 7 SA	1,651,200	32,229,599
Financials - 3.2%
Banks - 0.4%
Close Brothers Group PLC (b)	3,500,000	18,655,502
Capital Markets - 1.1%
ICG PLC	975,000	28,044,663
Rathbones Group PLC	1,142,700	28,914,486
		56,959,149
Insurance - 1.7%
Hiscox Ltd	2,803,648	47,838,080
Lancashire Holdings Ltd	2,403,500	19,870,381
Sabre Insurance Group PLC (c)(d)	9,855,200	19,913,363
		87,621,824
TOTAL FINANCIALS		163,236,475

Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
ConvaTec Group PLC (c)(d)	8,515,700	26,248,769
Industrials - 3.4%
Commercial Services & Supplies - 0.6%
Mears Group PLC (a)	5,476,014	28,204,402
Industrial Conglomerates - 0.7%
DCC PLC	531,100	33,386,508
Machinery - 0.6%
Bodycote PLC	2,310,871	19,425,037
Luxfer Holdings PLC	1,099,959	13,221,507
		32,646,544
Passenger Airlines - 0.5%
JET2 PLC	1,181,000	25,376,118
Trading Companies & Distributors - 1.0%
Ashtead Technology Holdings plc (a)(e)	7,210,800	31,997,089
RS GROUP PLC	2,670,653	19,715,918
		51,713,007
TOTAL INDUSTRIALS		171,326,579

Real Estate - 2.2%
Real Estate Management & Development - 1.6%
Grainger PLC	10,396,166	28,214,527
LSL Property Services PLC	4,340,935	17,026,582
Savills PLC	2,648,800	34,246,768
		79,487,877
Residential REITs - 0.6%
UNITE Group PLC/The	3,000,000	29,655,196
TOTAL REAL ESTATE		109,143,073

TOTAL UNITED KINGDOM		643,948,127
UNITED STATES - 2.2%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
Adtalem Global Education Inc (b)	182,400	20,842,848
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp (b)	866,800	30,277,324
Materials - 1.2%
Construction Materials - 0.9%
GCC SAB de CV	1,468,100	13,718,349
RHI Magnesita NV	1,056,191	33,406,865
		47,125,214
Containers & Packaging - 0.3%
Smurfit WestRock PLC	353,100	15,670,578
TOTAL MATERIALS		62,795,792

TOTAL UNITED STATES		113,915,964
TOTAL COMMON STOCKS (Cost $3,866,461,040)		4,874,018,233

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	71,737,038	71,751,385
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	54,256,023	54,261,449
TOTAL MONEY MARKET FUNDS (Cost $126,012,834)			126,012,834

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $3,992,473,874)	5,000,031,067
NET OTHER ASSETS (LIABILITIES) - 1.5%	74,670,194
NET ASSETS - 100.0%	5,074,701,261

Legend

(a)	Affiliated company
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $353,463,094 or 7.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $302,017,340 or 6.0% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	83,365,948	484,236,470	495,851,033	2,285,950	-	-	71,751,385	71,737,038	0.1%
Fidelity Securities Lending Cash Central Fund	48,249	481,066,398	426,853,198	180,368	-	-	54,261,449	54,256,023	0.2%
Total	83,414,197	965,302,868	922,704,231	2,466,318	-	-	126,012,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Ashtead Technology Holdings plc	45,808,505	5,013,662	-	114,911	-	(18,825,078)	31,997,089	7,210,800
Genesis Land Development Corp	14,606,233	-	-	608,574	-	(3,139,524)	11,466,709	4,888,699
Mears Group PLC	36,775,536	-	14,480,212	826,156	(1,078,953)	6,988,031	28,204,402	5,476,014
Mincon Group Plc	6,475,519	-	-	309,698	-	(762,624)	5,712,895	13,529,844
Servcorp Ltd	23,181,584	-	5,317,252	618,425	(1,223,787)	4,714,793	21,355,338	5,631,227
Vitzrocell Co Ltd	21,869,198	-	-	425,532	-	13,942,987	35,812,185	1,609,341
Total	148,716,575	5,013,662	19,797,464	2,903,296	(2,302,740)	2,918,585	134,548,618

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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